SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Accounting principles

        Accounting principles—The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS' financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of Russian Rubles.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

Basis of consolidation

        Basis of consolidation—The consolidated financial statements include the accounts of the Company, as well as entities where the Company has operating and financial control, most often through the direct or indirect ownership of a majority voting interest. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in long-term investments in the consolidated statements of financial position. The consolidated financial statements also include accounts of variable interest entities ("VIEs") in which the Group is deemed to be the primary beneficiary. An entity is generally a VIE if it meets any of the following criteria: (i) the entity has insufficient equity to finance its activities without additional subordinated financial support from other parties, (ii) the equity investors cannot make significant decisions about the entity's operations or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity or receive the expected returns of the entity and substantially all of the entity's activities involve or are conducted on behalf of the investor with disproportionately few voting rights. All significant intercompany transactions, balances and unrealized gains and losses on transactions have been eliminated.

        As of December 31, 2014 and 2013, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method
		2014	2013
MTS Turkmenistan	Consolidated	100.0%	100.0%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT(2)	Consolidated	—	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Sistema Telecom(2)	Consolidated	—	100.0%
Elf Group(2)	Consolidated	—	100.0%
Intercom(2)	Consolidated	—	100.0%
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")(2)	Consolidated	—	100.0%
Pilot(2)	Consolidated	—	100.0%
TVKiK(2)	Consolidated	—	100.0%
Dega	Consolidated	100.0%	100.0%
SMARTS	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
MGTS	Consolidated	94.6%	94.6%
K-Telecom	Consolidated	80.0%	80.0%
UMS	Consolidated	50.01%	—
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.3%	47.3%
Stream	Equity	45.0%	45.0%
MTS Belarus	Equity	49.0%	49.0%
MTS Bank	Equity	27.0%	26.3%
OZON Holdings Limited	Equity	10.8%	—
(1)	A wholly-owned subsidiary established to repurchase the Group's ADSs.
(2)	Merged with MTS OJSC on October 1, 2014.

        The Group consolidates MTS International, a private company organized and existing as a private limited company under the laws of Ireland, which qualifies as a variable interest entity under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 810, Consolidation.

        The Group is the primary beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued $750 million 8.625% notes due in 2020 and $500 million 5.0% notes due in 2023, respectively (Note 17). In 2014 the Group repurchased Notes due in 2020 and 2023 with a nominal value of $126.9 million (RUB 5,043 million) and $21.5 million (RUB 781 million), respectively. The notes are guaranteed by MTS OJSC in the event of default. While the Group does not hold any equity in MTS International, it has concluded that it is the primary beneficiary by virtue of the fact that it has the power to direct the activities of MTS International that most significantly impact its performance and by virtue of the guarantee that exists which means the Group has the obligation to absorb losses of MTS International that could potentially be significant to MTS International.

        The table below summarizes the assets and liabilities of MTS International as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Cash and cash equivalents	3	1
Intercompany receivable from MTS OJSC(1)	70,535	41,035

Total assets	70,538	41,036

Interest payable(2)	212	123
Notes payable due 2020 and 2023(3)	70,323	40,912
Other payables	3	1

Total liabilities	70,538	41,036

(1)	Eliminated in the Group consolidated statements of financial position.
(2)

Relates to MTS International Notes due 2020 and 2023, thereof RUB 187 million and RUB 123 million are included in accrued liabilities in the Group consolidated statements of financial position as of December 31, 2014 and 2013, respectively.

(3)

RUB 61,977 million and RUB 40,912 million are included in notes payable, net of current portion, in the Group consolidated statements of financial position as of December 31, 2014 and 2013, respectively (Note 17).

        The MTS International Notes due 2020 and 2023 and related interest payable are fully covered by intercompany receivables from MTS OJSC. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes' maintenance activities. Such costs for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 4,080 million, RUB 2,535 million and RUB 2,011 million, respectively, and were included in interest expense reported by the Group in the consolidated statements of operations and comprehensive income.

Functional currency translation methodology

        Functional currency translation methodology—As of December 31, 2014, the functional currencies of Group entities were as follows:

•	For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance, Dega and MTS International—the Russian Ruble ("RUB");
•	For MTS Ukraine—the Ukrainian Hryvna;
•	For MTS Turkmenistan—the Turkmenian Manat;
•	For K-Telecom—the Armenian Dram;
•	For UMS—the US Dollar;
•	For MTS Belarus—the Russian Ruble.

        Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into Russian Rubles has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and translation gains and losses in the accompanying consolidated statements of operations and comprehensive income.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars at the period-end exchange rate set by local central banks. Subsequently U.S. Dollars balances have been translated into Russian Rubles at the period-end exchange rate set by the Central Bank of Russia. Revenues and expenses have been translated at the average exchange rate for the period using cross-currency exchange rate via U.S. Dollar as described above. Translation differences resulting from the use of these rates are reported as a component of accumulated other comprehensive income in the consolidated statements of financial position.

Management estimates

        Management estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts and inventory obsolescence, valuation allowance for deferred tax assets for which it is more likely than not the assets will not be realized, the valuation of assets acquired and liabilities assumed in business combinations and income tax benefits, the recoverability of investments and the valuation of goodwill, intangible assets, other long-lived assets, redeemable noncontrolling interest, certain accrued liabilities and financial instruments.

Cash and cash equivalents

        Cash and cash equivalents—Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months. The carrying value of these investments approximates their fair value.

Short-term investments and loans

        Short-term investments—Short-term investments mainly represent investments in loans, time deposits, which have original maturities in excess of three months and are repayable in less than twelve months, as well as investments in a mutual investment fund and debt securities. The investment in the mutual investment fund and debt securities were classified as available for sale and carried at fair value with unrealized gains and losses recorded as part of other comprehensive income. Deposits and loans are carried at amortized cost (Note 7).

Other investments and loans

        Other investments—Other investments consist primarily of long-term deposits, which are repayable in more than a year, loans and equity holdings in private companies. Deposits and loans are classified as held to maturity and carried at amortized cost. The Group reviews these investments for indicators of impairment on a regular basis. Investments in shares of companies over which the Group has no significant influence are carried at cost. The Group does not evaluate cost-method investments for impairment unless there is an indicator of impairment.

Property, plant and equipment

        Property, plant and equipment—Property, plant and equipment, including improvements, are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life. Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Other intangible assets

        Other intangible assets—Other intangible assets primarily consist of billing, telecommunication, accounting and office software as well as numbering capacity and customer base. These assets are assets with finite useful lives. They are recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Accounts receivable	Accounts receivable—Accounts receivable are stated net of allowance for doubtful accounts.
Allowance for doubtful accounts

        Allowance for doubtful accounts—The Group provides an allowance for doubtful accounts based on management's periodic review with respect to the recoverability of trade receivables, advances given, loans and other receivables. Such allowance reflects specific cases, collection trends or estimates based on evidence of collectability. For changes in the allowance for doubtful accounts receivable see Note 8.

Inventory and spare parts

        Inventory and spare parts—Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Value-added tax("VAT")

        Value-added tax ("VAT")—Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

Income taxes

        Income taxes—Income taxes of the Group's Russia-incorporated entities have been computed in accordance with Russian legislation. The corporate income tax rate in Russia is 20%. The income tax rate on dividends paid within Russia is 9%. The foreign subsidiaries of the Group are paying income taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. In making such determination, the Group considers all available information, including future reversals of existing taxable temporary differences, projected taxable income, tax strategies and recent financial results.

        Uncertain tax positions are recognized in the consolidated financial statements for positions which are considered more likely than not of being sustained based on the technical merits of the position on audit by the tax authorities. The measurement of the tax benefit recognized in the consolidated financial statements is based upon the largest amount of tax benefit that, in management's judgment, is more than 50% likely of being realized based on a cumulative probability assessment of the possible outcomes.

        The Group recognizes interest and penalties related to unrecognized tax benefits within income taxes.

Assets held for sale

        Assets held for sale—The Group classifies assets and liabilities as held for sale when all the following conditions have been met: (i) management having the authority to approve the action, commits to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell have been initiated; (iv) the sale is probable and transfer of the assets (disposal group) is expected to qualify for recognition as a completed sale, within one year; (v) the asset (the disposal group) is being marketed at a reasonable price; and (vi) it is unlikely that the plan will be changed significantly or withdrawn. Held for sale assets are measured at the lower of carrying amount or fair value less cost to sell.

Asset retirement obligations

        Asset retirement obligations—The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statements of financial position.

License costs

        License costs—License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

Goodwill

        Goodwill—For acquisitions before January 1, 2009 goodwill represents the excess of the consideration paid over the fair value of the net identifiable assets acquired in business combinations and is not amortized. For acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with FASB ASC 350, Intangibles—Goodwill and Other, and comparing the carrying amount of the reporting unit to its fair value. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill. During the year ended December 31, 2012 the Group recognized goodwill impairment in amount of RUB 3,523 million related to Uzdunrobita litigation (Note 4) which is included in net income / (loss) from discontinued operations in the consolidated statements of operations and comprehensive income.

Impairment of long-lived assets

        Impairment of long-lived assets—The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to their carrying amount. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the assets down to fair value, measured by estimating the discounted net future cash flows expected to be generated from the use of the assets. None of the Group's long-lived assets were impaired in 2014 and 2013. An impairment loss in the amount of RUB 16,514 million for the year ended December 31, 2012 was recognized by the Group subsidiaries in Uzbekistan as a result of the events described in Note 4 and included in net income / (loss) from discontinued operations.

Subscriber prepayments

        Subscriber prepayments—The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recognized as revenues until the related services have been provided to the subscriber.

Treasury stock	Treasury stock—Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.
Revenue recognition

        Revenue recognition—Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax and recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        Content revenue is presented net of related costs when the Group acts as an agent of the content providers while gross revenue and related costs are recorded when the Group acts as a primary obligor in the arrangement.

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	1 year - 12.5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes connection fees based on the average life specific to that region.

Regulated services

        Regulated services—Regulated services provided by the Group primarily consist of local telephone services and services rendered to other operators, such as traffic charges, connection fees and line rental services. Changes in the rate structure for such services are subject to the Federal Tariff Service approval.

        Revenue from regulated tariff services represented approximately 5.2%, 5.7% and 6.5% of the consolidated revenue for the years ended December 31, 2014, 2013 and 2012, respectively. This does not include revenue attributable to discontinued operations (Note 4).

Leasing arrangements

        Leasing arrangements—The Group classifies lease arrangements as capital or operating leases depending on their nature. Rentals payable under operating leases are charged to the statement of operations and comprehensive income on a straight line basis over the term of the relevant lease. For capital leases, the present value of future minimum lease payments at the inception of the lease is recognised as an asset and a liability in the statement of financial position.

Customer incentives

        Customer incentives—Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both trade receivables and service revenue.

        The Group regularly provides special incentives to its retail customers. Generally the Group sells mobile devices of worldwide known brands with an offer of free telecommunication services for a time period from one to twelve months. Such arrangements with a customer provide for two deliverables—a mobile device delivered immediately and mobile services to be consumed in the future. Both deliverables in the arrangement qualify as separate units of accounting. The consideration received from a customer is allocated between the deliverables based on their standalone value on the market, which is deemed to be a vendor-specific objective evidence of selling price. Revenue on the devices sales is recognized at the moment of their sale, and the revenue on provision of free telecommunication services is deferred and recognized in line with their consumption by a subscriber. Revenue generated from multiple-element arrangements in the amount of RUB 961 million and RUB 3,276 million were recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2014 and 2013, respectively. The amount recognized for the year ended December 31, 2012 was not significant. The Group's multiple-element arrangements stipulate no performance-, cancellation-, termination- and refund-type provisions.

Prepaid cards

        Prepaid cards—The Group sells prepaid cards to subscribers separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and / or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer, whereby the customer uses the airtime or the card expires.

Roaming discounts

        Roaming discounts—The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependent on the volume of inter operator roaming traffic. The Group accounts for discounts received from and granted to roaming partners in accordance with FASB ASC 650, Revenue Recognition. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information.

        The Group accounts for discounts received as a reduction of roaming expenses and discounts granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statements of financial position.

Sales and marketing expenses

        Sales and marketing expenses—Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. The Group expenses these costs as incurred. Advertising costs for the years ended December 31, 2014, 2013 and 2012, were RUB 8,313 million, RUB 8,463 million and RUB 7,908 million, respectively.

Retirement benefit and social security costs

        Retirement benefit and social security costs—The Group contributes to the local state pension and social funds on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2014 are represented by payments to governmental social funds, including the Pension Fund of the Russian Federation, the Social Security Fund of the Russian Federation and the Medical Insurance Fund of the Russian Federation. The contributions are expensed as incurred. The amount of social contributions recognized by the Group in Russia amounted to RUB 8,064 million, RUB 7,535 million and RUB 6,512 million in 2014, 2013 and 2012, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes interest costs, current service costs, amortization of prior service costs and net actuarial loss / gain. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with FASB ASC 715, Compensation—Retirement Benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee's payroll up to a fixed limit to the local pension, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to RUB 1,535 million, RUB 2,803 million and RUB 2,493 million for the years ended December 31, 2014, 2013 and 2012, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

Redeemable noncontrolling interest

        Redeemable noncontrolling interest—From time to time, to optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. As these put and call option agreements are not freestanding, the underlying shares of such put and call options are classified as redeemable securities and are accounted for at redemption value which is the fair value of redeemable noncontrolling interests as of the reporting date. The fair value of redeemable noncontrolling interests is measured using discounted future cash flows techniques, subject to applicable caps. The noncontrolling interest is measured at fair value using a discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in the redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statements of financial position.

Financial instruments and hedging activities

        Financial instruments and hedging activities—The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statements of financial position. Cash flows from derivatives are classified according to their nature. The Group reviews its fair value hierarchy classifications on a quarterly basis. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2014, 2013 and 2012, no reclassifications occurred. The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statements of operations and comprehensive income together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. Gains and losses associated with the related hedged items are recognized in the consolidated statements of operations and comprehensive income, depending on their nature.

        The gain or loss relating to the ineffective portion is recognized immediately in earnings in the consolidated statements of operations and comprehensive income.

        For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statements of operations and comprehensive income (Note 21).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

Fair value of financial instruments

        Fair value of financial instruments—The fair value of financial instruments, consisting of cash and cash equivalents, short-term investments, receivables and payables, which are included in current assets and liabilities, approximates the carrying value of these items due to the short-term nature of these amounts. The fair value of issued notes as of December 31, 2014 is disclosed in Note 17 and is based on quoted prices in active markets ("Level 1" of the hierarchy established by the U.S. GAAP guidance). The fair value of variable rate debt approximates its carrying value as of December 31, 2014. The fair value of fixed rate bank loans is disclosed in Note 22 and is measured by discounting future cash flows using current market rates.

        Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;
•	Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities;
•	Level 3—No observable pricing inputs in the market.

        Financial assets and financial liabilities are classified in three-tier hierarchy based on the lowest level of input that is significant to the fair value measurements. The Group's assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Stock-based compensation

        Stock-based compensation—The Group accounts for stock-based compensation under FASB ASC 718, Compensation—Stock Compensation. Under the provisions of this guidance, companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operations and comprehensive income. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments. Compensation cost related to phantom stock options granted to the Group's employees recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2014, 2013 and 2012 amounted to and RUB 1,017.2 million, RUB 483.0 million and RUB 1,445.8 million, respectively.

Concentration of credit risk

        Concentration of credit risk—Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, investments, trade accounts receivable, loans and derivatives. The Group maintains cash and cash equivalents, investments, derivatives and certain other financial instruments with various financial institutions. These financial institutions are located in many different geographical regions, and the Group's policy is designed to limit exposure to any one institution. As part of its risk management processes, the Group performs periodic evaluations of the relative credit ratings of financial institutions (refer to Note 5 for description of political and economic risks in Ukraine).

        Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

New and recently adopted accounting pronouncements

        New and recently adopted accounting pronouncements—In May 2014, FASB amended the existing accounting standards for revenue recognition. The amendments are based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Group is required to adopt the amendments in the reporting period starting after December 15, 2017. Early adoption is not permitted. The amendments may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. The Group is currently evaluating the impact of these amendments and the transition alternatives on the consolidated financial statements.